Income Taxes - Significant Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
Deferred tax assets:
Allowance for doubtful accounts		$ 9,368	$ 10,794
Accrued employee benefits		33,232	30,689
Restructuring reserves		52,548	29,500
Workers' compensation, general liability and auto liabilities		64,936	62,493
Deferred income		211	539
Deferred financing costs		7,751	9,466
Pension liability		33,576	72,747
Net operating loss carryforwards		129,973	217,960
Other accrued expenses		25,941	25,300
Total gross deferred tax assets		357,536	459,488
Less valuation allowance	$ (51,000)	(151,792)	(232,163)
Total net deferred tax assets		205,744	227,325
Deferred tax liabilities:
Property and equipment		(152,181)	(152,622)
Inventories		(22,057)	(17,166)
Intangibles		(487,300)	(487,935)
Total deferred tax liabilities		(661,538)	(657,723)
Net deferred tax liability		$ (455,794)	$ (430,398)